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The American Funds Group (R)

The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland

The Tax-Exempt Fund of Virginia

Semi-Annual Report
January 31, 1998

     The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

     The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 28 mutual funds in the American Funds Group(R), managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

     Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1997 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods - for The Tax-Exempt Fund of Maryland: 10 years: +99.89% (or +7.17% a year), 5 years: +31.73% (or +5.67% a year), 12 months: +3.77%; for The Tax-Exempt Fund of Virginia: 10 years: +97.16% (or +7.02% a year), 5 years: +31.09% (or +5.56% a year), 12 months: +3.14%. Sales charges are lower for accounts of $25,000 or more.

     THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. INVESTMENTS IN THE FUNDS ARE SUBJECT TO INTEREST RATE FLUCTUATIONS. ADDITIONALLY, EACH FUND IS MORE SUSCEPTIBLE TO FACTORS ADVERSELY AFFECTING ISSUERS OF ITS STATE'S TAX-EXEMPT SECURITIES THAN A MORE WIDELY DIVERSIFIED MUNICIPAL BOND FUND. SHARE PRICE AND RETURN WILL VARY; THEREFORE, YOU MAY GAIN OR LOSE MONEY BY INVESTING IN A FUND. INVESTORS SHOULD MAINTAIN A LONG-TERM INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

     INCOME MAY BE SUBJECT TO FEDERAL ALTERNATIVE MINIMUM TAXES. CERTAIN OTHER INCOME, AS WELL AS CAPITAL GAIN DISTRIBUTIONS, MAY BE TAXABLE.

Fellow Shareholders

For the six months ended January 31, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia continued to provide a high level of tax-free income. The net asset value of the Maryland Fund rose from $16.02 to $16.13 a share and the Virginia Fund rose from $16.37 to $16.46 a share.

     Your total return from the Maryland Fund was 4.0% for the period, assuming that you reinvested all distributions, as most shareholders do. These results compare to the 3.7% average for Maryland tax-exempt bond funds, as measured by Lipper Analytical Services.

     The Maryland Fund paid monthly dividends totaling 39.6 cents a share and, in November, a taxable long-term capital gain distribution of 11.6 cents a share. If you took your dividends in cash, you had an income return of 2.5%, or 5.0% on an annualized basis - equal to 8.9% a year from a taxable investment, if you are in the highest combined Federal, state and local tax bracket.

     Your total return from the Virginia Fund was 3.3% for the period, assuming that you reinvested all distributions. These results compare to the 4.1% average for Virginia tax-exempt bond funds, as measured by Lipper.

     The Virginia Fund paid monthly dividends totaling 39.8 cents a share and, in November, a taxable long-term capital gain distribution of 3.9 cents a share. If you took your dividends in cash, you had an income return of 2.4%, or 4.9% on an annualized basis - equal to 8.6% a year from a taxable investment, if you are in the highest combined Federal and state tax bracket.

     The biggest economic news during the period came from Southeast Asia, where speculative real estate markets and overextended banks collapsed, sending currencies and stock markets reeling. Effects of the crisis rippled around the world, causing a "flight to quality" as some U.S. investors shifted assets from stocks into bonds. It also created expectations of an economic slowdown.

     Despite this, the U.S. economy continued to grow at a brisk pace. Interest rates were stable. Inflation remained low - rising only 1.4% on an annualized basis - yet unemployment was minimal. Meanwhile, the Federal deficit continued to dwindle, with high tax revenues reducing the Treasury's need to borrow.

     Maryland and Virginia remained in a similarly good position, with both states continuing to benefit from growing reserves, strong tax collections and budget surpluses. As a result, both states retired a number of outstanding bonds early, substantially reducing average maturities in the market and in your Funds' portfolio. The states also issued fewer new bonds, and those new bonds were issued at lower rates, providing lower income. In this environment, finding attractive new opportunities was especially challenging.

     Among developments in the Maryland portfolio, the credit rating of a Calvert County issuer responsible for a nursing home at Solomons Island was upgraded from B to AAA. We had first invested in the project in 1995, when it was in the planning stages. It survived the usual construction risks and has attracted more tenants than expected, enabling the developer to refinance at lower rates and set the proceeds aside in a special account backing the initial bond issue.

     In Virginia, our handful of new investments included a bond which helped to finance mortgage obligations for an assisted living facility - Our Lady of Hope, sponsored by the Catholic Diocese in northwest Richmond. The Fund's investment adviser visited the site and worked with the bond's underwriters to create favorable terms, seeking and receiving 11 years of "call protection" (assurance that the issuer will not pay off the obligation for at least that long). Purchasers of similar 20-year issues typically get only five years of call protection. That difference represents one of the advantages of investing in the Fund rather than in individual municipal bonds.

     We look forward to bringing you up to date on these and other investments in our annual report, six months from now. In the meantime, the Funds' investment adviser will continue to watch the economy for signs of inflation and to study the Maryland and Virginia municipal bond markets for promising opportunities.

     As always, we welcome your questions and comments.

Sincerely,
               (Signature)              (Signature)
               James H. Lemon, Jr.      Harry J. Lister
               Chairman                 President

March 16, 1998


Highlights as of January 31, 1998

                                        The Tax-Exempt    The Tax-Exempt
                                       Fund of Maryland  Fund of Virginia

Assets:
Net Assets                                $93,992,082      $105,230,142
Net Asset Value Per Share                   $16.13            $16.46

Quality Diversification:
Moody's/S&P Ratings (best of either)
  Aaa/AAA                                    34.86%            36.83%
  Aa/AA                                                        25.63 37.56
  A/A                                                          16.10 9.71
  Baa/BBB                                    13.10              4.85
  Lower than BBB or nonrated                  6.78              5.64
Cash and Equivalents                          3.53              5.41
Total                                       100.00%           100.00%

Maturity Diversification<F1>:
Under 1 year                                  3.53%             5.41%
1 to 10 years                                68.46             64.97
10+ to 20 years                              20.35             17.19
20+ to 30 years                               7.66             11.96
30+ years                                     -                  .47
Total                                       100.00%           100.00%
Average Life<F2>                              8.75 years        8.80 years

[FN]
<F1> Securities are included at pre-refunded dates, not maturity dates.

<F2> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund and the Virginia Fund is 15.54 years and 15.02 years, respectively.

     The Funds' 30-day yields as of February 28, 1998, calculated in accordance with the Securities and Exchange Commission formula, at maximum sales charge, were 3.81% for the Maryland Fund and 3.74% for the Virginia Fund. The Funds' distribution rates as of that date were 4.57% and 4.52%, respectively. The SEC yield reflects income each Fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the Funds' past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ. For the latest yields based on actual distributions, call toll-free 800/421-0180.

The Tax-Exempt Fund of Maryland

Investment Portfolio, January 31, 1998

                                                   Principal
                                                    Amount       Market
Unaudited                                            (000)        Value

Tax-Exempt Securities Maturing in More than One Year - 96.47%

College & University Revenue - 3.30%
  Frederick County, College Revenue Bonds
    (Hood College Project), 1990 Series:
      7.05% 2004                                     $   410  $     439,590
      7.05% 2005                                         455        492,856
  University of Maryland System Auxiliary
    Facility and Tuition Revenue Bonds:
      1992 Series A, 6.30% 2009                        1,050      1,133,538
      1993 Refunding Series C, 5.00% 2010              1,000      1,031,410
                                                                  3,097,394

General Obligations (Local) - 1.76%
  Anne Arundel County, Consolidated Water and
    Sewer, 1993 Refunding Series, 5.30% 2016             500        511,010
  Baltimore County, Metropolitan District Bonds,
    63rd Issue, 1992 Series, 6.10% 2006                  250        273,873
  Frederick County, Public Facilities Bonds
    1990, 8.875% 2002                                    250        299,483
  Harford County Consolidated Public
    Improvement Bonds, Series 1992, 5.80% 2010           530        573,778
                                                                  1,658,144

General Obligations (State) - 1.66%
  Commonwealth of Puerto Rico, Public Improvement
    Refunding Bonds, Series 1998, 5.00% 2007           1,500      1,561,110

Hospital & Health Facilities Revenue - 14.69%
  Maryland Health and Higher Educational
    Facilities Authority:
      (Charity Obligated Group-Daughters of
        Charity National Health System),
        Variable Rate Hospital Revenue Bonds,
        Series 1997D, 4.60% 2026                       1,750      1,787,135
      Good Samaritan Hospital Issue, Revenue Bonds,
        Series 1993, 5.70% 2009                        1,000      1,109,320
      Howard County, General Hospital Issue,
        Series 1993:
          5.50% 2013                                   2,000      2,034,000
          5.50% 2021                                   2,000      2,021,740

Hospital & Health Facilities Revenue - (continued)
      Johns Hopkins Hospital Issue, Revenue
        Refunding Bonds, Series 1993:
          5.60% 2009                                 $   850  $     903,984
          5.00% 2023                                   1,500      1,478,700
      Suburban Hospital Issue, Revenue Refunding
        Bonds, Series 1993, 5.125% 2021                1,500      1,480,800
  Prince George's County (Dimensions Health
    Corporation Issue):
      Hospital Revenue Bonds, Series
        1992, 7.20% 2006                                 215        245,463
      Project and Refunding Revenue
        Bonds, Series 1994,
        5.375% 2014                                    1,600      1,644,064
  Puerto Rico Industrial,Tourist,Educational,Medical
    and Environmental Control Facilities Financing
    Authority, Hospital Revenue Bonds (Mennonite
    General Hospital Project), 1996 Series A,
    6.375% 2006                                        1,000      1,097,460
                                                                 13,802,666

Housing Finance Authority Revenue - 13.83%
  Maryland Community Development
    Administration, Department of Housing and
    Community Development:
      Residential Revenue Bonds:
        1998 Series B, AMT, 5.00% 2008<F1>             1,610      1,659,347
        1998 Series B, AMT, 5.00% 2009<F1>             1,680      1,720,034
      Single-Family Program Bonds:
        1994 First Series, 5.80% 2009                  2,000      2,112,940
        1994 First Series, 5.70% 2017                  2,630      2,716,422
        1994 Fifth Series, AMT, 5.875% 2017            1,210      1,247,462
        1990 First Series, 7.60% 2017                    495        517,988
        1988 Third Series, 8.00% 2018                  1,000      1,021,440
  Montgomery County, Housing Opportunities
    Commission, Single Family Mortgage Revenue
    Bonds, 1997 Series A, 5.50% 2009                     750        777,338
  Prince George's County Housing Authority,
    GNMA/FNMA Collateralized Single Family
    Mortgage Bonds, Series 1994 A, AMT,
    6.60% 2025                                           930        994,374

Housing Finance Authority Revenue - (continued)
  Commonwealth of Puerto Rico Housing
    Finance Corporation, Single Family Mortgage
    Revenue Bonds, 1st Portfolio:
      1988 Series A, 7.80% 2021                     $     10    $    10,260
      1988 Series B, 7.65% 2022                          205        219,026
                                                                 12,996,631

Industrial Development Revenue - 2.33%
  Mayor and City Council of Baltimore, Port
    Facilities Revenue Bonds (Consolidation
    Coal Sales Company Project):
      Series 1984 A, 6.50% 2011                          500        552,680
      Series 1984 B, 6.50% 2011                          500        552,680
  Puerto Rico Ports Authority, Special Facilities
    Revenue Bonds (American Airlines, Inc. Project),
    1996 Series A, 6.25% 2026                          1,000      1,087,870
                                                                  2,193,230

Insured - 16.09%
  City of Baltimore, Refunding Revenue Bonds,
    FGIC Insured, 1994, Series A:
      6.00% 2015                                       1,500      1,712,715
      5.00% 2024                                       1,220      1,232,493
  Calvert County, Economic Development
    Refunding Revenue Bonds (Asbury-Solomons
    Island Facility), Series 1997, MBIA Insured:
      5.00% 2017                                       1,000        992,710
      5.00% 2027                                       1,000        984,920
  Charles County, Consolidated Public
    Improvement Bonds of 1993, Series A,
    FGIC Insured, 5.25% 2003                             715        753,224
  City of Frederick, General Improvement Bonds,
    1992 Refunding Series, FGIC Insured,
    6.125% 2008                                          890        979,605
  Maryland Health and Higher Educational
    Facilities Authority:
      Johns Hopkins Medical Institutions Parking
        Facilities Issue, Parking Revenue Bonds,
        Series 1996, AMBAC Insured, 5.50% 2011         1,200      1,284,456
      Memorial Hospital of Easton, Series 1989 B,
        MBIA Insured, 7.00% 2012                       1,200      1,271,484

Insured - (continued)
      Mercy Medical Center Issue Project and
        Refunding Revenue Bonds, Series 1996,
        FSA Insured, 6.50% 2013                       $2,000   $  2,389,200
  Prince George's County, Solid Waste Management
    System Revenue Bonds, Series 1993, 6.50% 2007      2,000      2,253,220
  Commonwealth of Puerto Rico:
    Electric & Power Authority, MBIA Insured,
      7.00% 2007                                       1,000      1,205,550
    Public Improvement Bonds of 1987,
      MBIA Insured, 6.75% 2006                            65         66,440
                                                                 15,126,017

Lease Revenue (State) - 1.72%
  Maryland Stadium Authority, Sports Facilities
    Lease Revenue Bonds, Series 1989 D, 7.50% 2010     1,500      1,614,135

Life Care Facilities Revenue - 5.03%
  Maryland Health and Higher Educational
    Facilities Authority, First Mortgage
    Refunding Revenue Bonds, Roland Park
    Place Issue, Series 1989, 7.75% 2012               2,000      2,098,500
  Prince George's County, Refunding Revenue
    Bonds, Collington Episcopal Life Care
    Community, Inc., Series 1994 A, 6.00% 2013         2,500      2,629,825
                                                                  4,728,325

Multi-Family Housing - 5.79%
  Montgomery County, Maryland Housing
    Opportunities Commission, Multi-Family
    Revenue Bonds:
      1995 Series A, 6.10% 2015                        2,025      2,151,522
      1994 Series A-2, 7.50% 2024                      2,000      2,138,660
  Prince George's County, Mortgage Revenue Bonds
    (GNMA Collateralized-Langley Gardens
    Apartments Project), Series 1997 A, 5.60% 2017     1,130      1,156,589
                                                                  5,446,771

Pre-Refunded<F2> - 14.24%
  Calvert County, Economic Development
    Revenue Bonds (Asbury-Solomons Island
    Facility), Series 1995, 8.625% 2024 (2005)         2,300      2,915,319

Pre-Refunded<F2> - (continued)
  Frederick County, Public Facilities Bonds:
    1991, Series B, 6.30% 2011 (2002)                 $1,370   $  1,519,138
    1986 Series, 7.40% 2012 (2001)                       310        351,751
  Harford County, Consolidated Public
    Improvement Bonds, Series 1992,
    5.80% 2010 (2002)                                    970      1,058,425
  Howard County, Metropolitan District Refunding
    Bonds, 1991 Series A, 6.625% 2021 (2001)             500        542,335
  Maryland State Health and Higher Educational
    Facilities Authority:
      Junior Lien Revenue Bonds, Francis Scott Key
        Medical Center Issue, 1990 Series A,
        7.00% 2025 (2000)                                250        272,605
      Memorial Hospital of Cumberland Issue,
        Revenue Refunding Bonds, Series 1992,
        6.50% 2010 (2004)                                750        845,033
      Sinai Hospital of Baltimore Issue, Revenue
        Bonds, 1990 Series, AMBAC Insured,
        7.00% 2019 (2000)                                700        763,294
      Suburban Hospital Issue Revenue Bonds,
        Series 1992, 6.50% 2017 (2002)                   500        558,445
  University of Maryland Medical System
    Issue, Revenue Bonds, Series 1991 A,
    FGIC Insured, 6.50% 2021 (2001)                    1,000      1,080,610
  Prince George's County, Hospital Revenue Bonds
    (Dimensions Health Corporation Issue),
    Series 1992, 7.20% 2006 (2002)                     1,035      1,182,332
  Commonwealth of Puerto Rico:
    Housing Bank and Finance Agency,
      Single Family Mortgage Revenue Bonds,
      Homeownership 5th Portfolio,
      1986 Series, 7.50% 2015 (2000)                     495        533,407
    Public Improvement Bonds of 1992,
      MBIA Insured, 6.50% 2009 (2002)                  1,000      1,114,410
  University of Maryland System Auxiliary
    Facility and Tuition Revenue Bonds,
    1989 Series B, 7.00% 2007 (1999)                     600        642,810
                                                                 13,379,914

Resource Recovery - 7.59%
  Maryland Energy Financing Administration,
    Limited Obligation Solid Waste Disposal
    Revenue Bonds (Wheelabrator Water
    Technologies Baltimore L.L.C. Projects),
    1996 Series, AMT, 6.30% 2010                      $3,500   $  3,866,485
  Montgomery County, Northeast Maryland
    Waste Disposal Authority, Solid Waste
    Revenue Bonds AMT:
      6.00% 2006                                       1,000      1,096,410
      6.00% 2007                                       1,000      1,100,780
      Series 1993 A, 6.30% 2016                        1,000      1,073,830
                                                                  7,137,505

Special Obligations - 2.67%
  Montgomery County Revenue Authority,
    Golf Course System Revenue Bonds,
    Series 1996 A, 6.00% 2014                          2,355      2,506,403

Tax Assessment Bonds - 2.27%
  Prince George's County, Special Obligation
    Bonds (Woodview Village Infrastructure
    Improvements), Series 1997 A, 8.00% 2026           2,000      2,136,778

Turnpikes & Toll Roads Revenue - 1.18%
  Maryland Transportation Authority Facilities
    Project, Transportation Facilities Projects
    Revenue Bonds, Series 1992, 5.80% 2006             1,000      1,107,210

Water & Sewer Revenue - 2.32%
  Maryland Water Quality Financing
    Administration, Revolving Loan Fund
    Revenue Bonds, Series 1991 B, 0.00% 2005             700        507,290
  Washington Suburban Sanitary District,
    Refunding Bonds of 1997, 5.75% 2017                1,510      1,675,119
                                                                  2,182,409
                                                                 90,674,642

Tax-Exempt Securities Maturing in One Year or Less - 5.38%

General Obligation (Local) - 3.73%
  Frederick County, Consolidated Public Improvement
    Variable Rate Demand Bond Anticipation Notes,
    1997 Series, 3.35% 2007 <F3>                      $2,800   $  2,800,000
  The Maryland-National Capital Park and
    Planning Commission, Prince George's County,
    Park Acquisition and Development Variable
    Rate Bond Anticipation Notes, Series V-2,
    3.70% 2002 <F3>                                      700        700,000
                                                                  3,500,000
Pre-Refunded<F2> - 1.65%
  Maryland Health and Higher Educational Facilities
    Authority, Refunding Revenue Bonds, Johns
    Hopkins University Issue, Series 1988,
    7.375% 2008 (1998)                                   500        516,555
  Suburban Hospital Issue Revenue Bonds,
    Series 1988, 7.50% 2008 (1998)                     1,000      1,035,790
                                                                  1,552,345
                                                                  5,052,345
TOTAL TAX-EXEMPT SECURITIES
  (cost: $88,776,000)                                            95,726,987
Excess of payables over cash and receivables                      1,734,905
NET ASSETS                                                      $93,992,082

[FN]
<F1> Represents a when-issued security.
<F2> Parenthetical year represents date of pre-refunding.
<F3> Coupon rate may change periodically.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Investment Portfolio, January 31, 1998

                                                   Principal
                                                    Amount       Market
Unaudited                                            (000)        Value

Tax-Exempt Securities Maturing in More than One Year - 94.59%

College & University Revenue - 2.74%
  Virginia College Building Authority Educational
    Facilities Revenue Bonds (Marymount
    University Project), Series 1992, 6.875% 2007     $1,650   $  1,818,515
  Virginia Polytechnic Institute and State University,
    University Services System and General
    Revenue Pledge Bonds, Series C 1996,
    5.35% 2009                                         1,000      1,069,580
                                                                  2,888,095

General Obligations (Local) - 8.80%
  Arlington County:
    Public Improvement Bonds, Series 1996,
      6.00% 2011                                       1,000      1,147,500
    Refunding Bonds, Series 1993, 6.00% 2012           1,000      1,147,980
  Chesapeake:
    Public Improvement Bonds, Series 1992,
      6.00% 2006                                       1,600      1,744,960
    Refunding Bonds, Series 1993, 5.40% 2008           1,000      1,087,640
  Leesburg Refunding Bonds, Series 1993,
    5.60% 2008                                         1,195      1,280,180
  Lynchburg Public Improvement Refunding
    Bonds, Series 1993, 5.25% 2009                     1,000      1,047,330
  Newport News General Obligation,
    Water Bonds, Series A 1992, 6.125% 2009            1,170      1,274,972
  Norfolk Capital Improvement and Refunding Bonds,
    Series 1992 A, 6.00% 2011                            500        529,305
                                                                  9,259,867

General Obligations (State) - .77%
  Commonwealth of Virginia, Public Facilities
    Bonds, 1993 Series A, 5.40% 2005                     750        807,218

Hospital & Health Facilities Revenue - 16.85%
  Fairfax County Industrial Development Authority,
    Hospital Revenue Refunding Bonds (INOVA
    Health Systems Hospital Project), Series 1993 A:
      5.00% 2007                                         750        784,448
      5.25% 2019                                       2,500      2,595,225
      5.00% 2023                                         500        502,145

Hospital & Health Facilities Revenue - (continued)
  Industrial Development Authority of Halifax County,
    Virginia Hospital Refunding Revenue Bonds
    (Halifax Regional Hospital, Inc.), Series 1998:
      4.65% 2007<F1>                                 $   600  $     598,830
      4.80% 2009<F1>                                   1,000        995,830
  Hampton Industrial Development Authority,
    Hospital Revenue Bonds (Sentara Hospitals),
    5.125% 2016                                        1,000      1,000,270
  Industrial Development Authority of Henry
    County, Hospital Revenue Bonds (Memorial
    Hospital of Martinsville and Henry County),
    Series 1997, 6.00% 2017                            2,000      2,132,960
  Lynchburg Industrial Development Authority,
    Hospital Facilities, Revenue Refunding
    Bonds, Centra Health, Inc., Series 1988,
    8.125% 2016                                        1,000      1,036,190
  Norfolk Industrial Development Authority,
    Hospital Revenue Bonds (Sentara Hospitals-
    Norfolk Project), Series A 1994, 5.00% 2020        2,315      2,262,519
  Industrial Development Authority of the City
    of Norfolk, Hospital Revenue Bonds
    (Daughters of Charity National Health
    System-DePaul Medical Center),
    Series 1992 A, 6.50% 2007                          1,000      1,108,100
  Peninsula Ports Authority, Health System Revenue
    and Refunding Bonds (Riverside Health System
    Project), Series 1992 A, 6.625% 2010               1,300      1,424,852
  Puerto Rico Industrial, Tourist, Educational,
    Medical and Environmental Control Facilities
    Financing Authority, Hospital Revenue Bonds
    (Mennonite General Hospital Project),
    1996 Series A, 6.375% 2006                         2,000      2,194,920
  Virginia Beach, Virginia Development Authority
    (Sentara Bayside Hospital), 6.60% 2009             1,000      1,093,699
                                                                 17,729,988
Housing Finance Authority Revenue - 4.02%
  Commonwealth of Puerto Rico Housing
    Finance Corporation, Single Family
    Mortgage Revenue Bonds, 1st Portfolio:
      1988 Series A, 7.80% 2021                           10         10,260
      1988 Series B, 7.65% 2022                          245        261,763

Housing Finance Authority Revenue - (continued)
  Virginia Housing Development Authority,
    Commonwealth Mortgage Bonds:
      1994 Series H, Sub-Series H-1, 6.10% 2003      $   500  $     530,670
      1995 Series A-AMT, Sub-Series A-1,
        6.60% 2004                                     1,000      1,080,340
      1994 Series I-AMT, Sub-Series I-1,
        6.40% 2005                                       800        872,816
      1994 Series H, Sub-Series H-2, 6.55% 2017        1,000      1,074,630
      1992 Series A, 7.10% 2022                          380        399,137
                                                                  4,229,616

Industrial Development Revenue - 3.01%
  Industrial Development Authority of the
    County of Henrico, Solid Waste Disposal
    Revenue Bonds (Browning-Ferris Industries of
    South Atlantic, Inc. Project):
      Series 1996 A AMT, 5.30% 2011                    1,000      1,046,960
      Series 1996 A AMT, 5.45% 2014                    1,000      1,033,380
  Puerto Rico Ports Authority, Special Facilities
    Revenue Bonds (American Airlines, Inc.
    Project), 1996 Series A, 6.25% 2026                1,000      1,087,870
                                                                  3,168,210

Insured - 21.37%
  Chesapeake Certificates of Participation,
    MBIA Insured, 1993 Series, 5.40% 2005              1,000      1,063,570
  Danville, Virginia Industrial Development
    Authority, Hospital Revenue Bonds,
    Danville Regional Medical Center, Series 1994,
    FGIC Insured, 6.00% 2007                           1,000      1,103,290
  Fairfax County Industrial Development
    Authority, Hospital Revenue Refunding
    Bonds (INOVA Health System Hospitals Project),
    Series 1993 A, FSA Insured, 5.25% 2019             1,000      1,031,380
  Industrial Development Authority of the
    County of Hanover, Hospital Revenue Bonds
    (Memorial Regional Medical Center Project
    at Hanover Medical Park), Series 1995,
    MBIA Insured:
      6.50% 2010                                       1,375      1,638,533
      6.375% 2018                                      1,000      1,181,840

Insured - (continued)
  Loudoun County:
    Industrial Development Authority, Hospital
      Revenue Bonds, FSA Insured, 6.00% 2005          $1,000   $  1,103,940
    Sanitation Authority, Water and Sewer System
      Revenue Bonds, FGIC Insured:
        Series 1992, 6.25% 2010                        2,000      2,198,020
        Series 1996, 5.125% 2030                         500        495,705
  Industrial Development Authority of the
    City of Norfolk, Health Care Revenue Bonds
    (Bon Secours Health System), Series 1997:
      5.00% 2006                                       1,190      1,235,637
      5.00% 2007                                       1,250      1,304,925
  Pamunkey Regional Jail Authority, Jail Facility
    Revenue Bonds, Series 1996, MBIA Insured,
    5.70% 2010                                         1,000      1,092,310
  Industrial Development Authority of the
    County of Prince William (Virginia),
    Hospital Facility Refunding Revenue Bonds
    (Potomac Hospital Corporation of Prince
    William), Series 1998, 5.00% 2008<F1>              1,975      2,052,736
  Richmond, FGIC Insured, 5.00% 2021                   1,000        985,210
  County of Roanoke, Water System Refunding
    Revenue Bonds, Series 1993, 5.00% 2021             3,100      3,045,285
  Upper Occoquan Sewage Authority, Regional
    Sewerage System Revenue Bonds,
    Series 1995 A, MBIA Insured, 5.00% 2025            1,000        983,829
  City of Virginia Beach Development Authority,
    Hospital Revenue Bonds (Virginia Beach
    General Hospital Project), Series 1993,
    AMBAC Insured, 6.00% 2011                          1,000      1,140,900
  Washington, D.C. Metropolitan Area Airports
    Authority, Airport System Revenue and
    Refunding Bonds, MBIA Insured AMT,
    Series 1992 A, 6.625% 2019                           750        831,930
                                                                 22,489,040

Lease Revenue (Local) - 1.92%
  Fairfax County Economic Development
    Authority, Lease Revenue Bonds
    (Government Center Properties),
    Series 1994, 5.25% 2018                            2,000      2,022,620

Lease Revenue (State) - 1.46%
  Virginia Public Building Authority, State
    Building Revenue Bonds, Series 1995,
    5.20% 2015                                        $1,500   $  1,532,265

Life Care Facilities Revenue - 5.64%
  Industrial Development Authority of the
    County of Henrico, Virginia, Residential
    and Health Care Facility Mortgage Revenue
    Refunding Bonds (Our Lady of Hope), Series 1997,
    6.00% 2016                                         2,730      2,791,289
  Industrial Development Authority of the
    County of James City, Virginia, Residential
    Care Facility First Mortgage Revenue Bonds
    (Williamsburg Landing, Inc.), Series 1996A,
    6.625% 2019                                        3,000      3,140,040
                                                                  5,931,329

Local Appropriation - .51%
  Fairfax County Economic Development
    Authority, Parking Revenue Bonds (Huntington
    Metrorail Station Project), Series 1990 A,
    6.75% 2015                                           500        532,935

Multi-Family Housing - 2.18%
  Virginia Housing Development Authority,
    Multi-Family Housing Bonds:
      1997 Series B-AMT, 5.80% 2010                    1,185      1,244,297
      1997 Series B, 5.95% 2016                        1,000      1,053,540
                                                                  2,297,837
Pre-Refunded<F2> - 14.87%
  Fairfax County:
    Industrial Development Authority Hospital
      Revenue Bonds (Fairfax Hospital System
      Project), INOVA Health Systems, Series 1991 C,
      6.801% 2023 (2001)                               1,000      1,107,000
    Water Authority Revenue, Series 1989,
      7.30% 2021 (2000)                                1,250      1,352,113
  Henry County Public Service Authority, Water and
    Sewer Revenue Bonds, FGIC Insured, Series 1990,
    7.20% 2019 (2000)                                  1,250      1,370,800

Pre-Refunded<F2> - (continued)
  Norfolk Industrial Development Authority,
    Hospital Revenue Bonds:
      (Children's Hospital of the King's Daughters
        Obligated Group), Series 1991,
        AMBAC Insured, 7.00% 2011 (2001)             $   400  $     443,912
      (Sentara Hospitals-Norfolk Project),
        Series 1991, 7.00% 2020 (2000)                   250        274,415
  Peninsula Ports Authority, Health Care Facilities
    Revenue and Refunding Bonds (Mary Immaculate
    Project), 1994 Series, 6.875% 2010 (2004)          1,900      2,244,033
  Prince William County Service Authority, Water
    and Sewer System Revenue Bonds, Series 1991,
    FGIC Insured, 6.50% 2021 (2001)                      680        746,484
  Roanoke:
    Industrial Development Authority, Hospital
      Revenue Bonds, Carilion Health System
      (Roanoke Memorial Hospital Projects),
      Series 1990, MBIA Insured, 7.25%
      2017 (2000)                                        750        821,378
    Public Improvement and Refunding Bonds,
      Series 1992 B:
        6.375% 2009 (2001)                               250        273,623
        6.40% 2011 (2001)                                500        549,825
    Water System Revenue Bonds, Series 1991,
      FGIC Insured, 6.50% 2021 (2001)                    750        823,328
  Southeastern Public Service Authority, Regional
    Solid Waste System, Senior Revenue
    Refunding Bonds, Series 1989, BIG Insured:
      7.00% 2006 (1999)                                  500        532,050
      7.00% 2013 (1999)                                1,000      1,064,100
  University of Virginia, Hospital Revenue Bonds,
    1984 Series A, HIBI Insured, 9.875% 2001 (2000)       10         11,109
  Upper Occoquan Sewage Authority, Regional
    Sewerage System Revenue Bonds, Series 1991,
    MBIA Insured, 6.00% 2021 (2001)                      700        745,108
  Virginia Public Building Authority, State
    Building Revenue Bonds, Series 1991 A,
    6.50% 2011 (2001)                                  1,750      1,922,445
  Virginia Resources Authority:
    Solid Waste Disposal System Revenue Bonds,
      1990 Series A, 7.30% 2015 (2000)                 1,000      1,087,400
    Water and Sewer System Revenue Bonds
      Series 1990, 7.25% 2011 (2000)                     250        275,228
                                                                 15,644,351

Resource Recovery - 1.99%
  Fairfax County Economic Development Authority,
    Resource Recovery Revenue Bonds,
    Series 1988 A AMT (Ogden Martin Systems
    of Fairfax, Inc. Project), 7.55% 2003            $   500  $     529,035
  Roanoke Valley Resource Authority, Solid
    Waste System Revenue Bonds, Series 1992,
    5.75% 2012                                         1,500      1,562,400
                                                                  2,091,435

State Appropriation - 1.58%
  Big Stone Gap, Virginia Redevelopment and
    Housing Authority, Commonwealth of
    Virginia Correctional Facility Lease Revenue
    Bonds (Wallens Ridge Development Project),
    Series 1995, 5.25% 2010                            1,600      1,667,216

State Authority - 4.91%
  Virginia Public School Authority, School
    Financing Bonds:
      (1987 Resolution), 1991 Refunding Series C,
        6.25% 2007                                     1,500      1,640,625
      (1991 Resolution), Series 1994 A,
        6.20% 2014                                     1,500      1,644,330
  Virginia Resources Authority:
    Water and Sewer System Revenue Bonds
      (Pooled Loan Program), 1986 Series A,
      7.50% 2017                                          50         50,709
    Water System Refunding Revenue Bonds,
      1992 Series A, 6.45% 2013                          750        816,240
    Water System Revenue Bonds (Appomattox
      River Water Authority Refunding),
      1993 Series A, 5.25% 2013                        1,000      1,018,878
                                                                  5,170,782

Water & Sewer Revenue - 1.97%
  Chesterfield County Water and Sewer Revenue
    Refunding Bonds, Series 1992, 6.375% 2009          1,250      1,373,363
  Rivanna Water and Sewer Authority,
    Regional Water and Sewer System Refunding
    Revenue Bonds, Series 1991, 6.40% 2007               645        702,527
                                                                  2,075,890
                                                                 99,538,694

  Tax-Exempt Securities Maturing in One Year or Less - 7.63%
Hospital & Health Facilities Revenue - 2.57%
  Industrial Development Authority of
    Fairfax County, Unit Priced Demand
    Adjustable Hospital Revenue Bonds (INOVA
    Health Systems Hospitals Project),
    Series 1993 B, 3.50% 1998                         $2,700 $    2,700,000
Industrial Development Revenue - 1.85%
  Industrial Development Authority of
    King George County, Virginia, Variable Rate
    Demand Exempt Facility Revenue Bonds
    (Birchwood Power Partners, L.P. Project):
      Series 1994 A, 3.80% 2024<F3>                    1,350      1,350,000
      Series 1994 B, 3.80% 2024<F3>                      600        600,000
                                                                  1,950,000

Pre-Refunded<F2> - 3.21%
  Chesapeake, Hospital Authority Facility for
    Chesapeake General Hospital, First Mortgage
    Revenue, BIG Insured Series 1988,
    7.625% 2018 (1998)                                 1,000      1,036,180
  Loudoun County Sanitation Authority, Water
    and Sewer System Revenue Bonds, Series 1989,
    AMBAC Insured, 7.50% 2017 (1999)                     375        395,404
  Suffolk, Series 1989, 7.00% 2005 (1998)              1,000      1,041,240
  Commonwealth of Virginia Transportation Board,
    Transportation Contract Revenue Bonds,
    Route 28 Project, Series 1988,
    7.70% 2008 (1998)                                    890        910,824
                                                                  3,383,648
                                                                  8,033,648

TOTAL TAX-EXEMPT SECURITIES
  (cost: $100,056,000)                                          107,572,342
Excess of payables over cash and receivables                      2,342,200
NET ASSETS                                                     $105,230,142

[FN]
<F1>Represents a when-issued security.
<F2>Parenthetical year represents date of pre-refunding.
<F3>Coupon rate changes periodically.

See Notes to Financial Statements

Financial Statements

Statement of Assets and Liabilities
January 31, 1998

                                                (dollars in thousands)
                                          The Tax-Exempt    The Tax-Exempt
Unaudited                                Fund of Maryland  Fund of Virginia

Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $83,801 and $92,123,
      respectively)                            $90,675         $  99,539
    Maturing in one year or less
      (cost: $4,975 and $7,933,
      respectively)                              5,052             8,033
  Cash                                               9                25
  Receivables for -
    Sales of Funds' shares                       1,050               187
    Accrued interest                               859             1,419
      Total Assets                              97,645           109,203

Liabilities:
  Payables for -
    Purchases of investments                     3,392             3,680
    Repurchases of Funds' shares                    54                51
    Dividends                                      124               137
    Adviser and management
      services                                      34                38
    Accrued expenses                                49                67
      Total Liabilities                          3,653             3,973

Net Assets:
  Net assets applicable to Funds'
    shares issued and outstanding              $93,992          $105,230


  Funds' shares outstanding<F1>              5,827,001         6,393,582
  Net asset value per share                     $16.13            $16.46

[FN]
<F1> Shares of beneficial interest, unlimited shares authorized.

See Notes to Financial Statements

Statement of Operations
for the six months ended January 31, 1998

                                                (dollars in thousands)
                                          The Tax-Exempt    The Tax-Exempt
Unaudited                                Fund of Maryland  Fund of Virginia

Investment Income:
  Income:
    Interest on tax-exempt securities           $2,534            $2,866
  Expenses:
    Investment adviser fee                         109               123
    Business management fee                         88                99
    Distribution fee                               110               118
    Transfer agent fee                              15                18
    Reports to shareholders                          8                11
    Registration statement and prospectus            4                 3
    Postage, stationery and supplies                 4                 5
    Trustees' fees                                   3                 3
    Custodian fee                                    1                 1
    Auditing and legal fees                         22                22
    Other expenses                                   2                10
      Total expenses                               366               413
  Net investment income                          2,168             2,453

Realized Gain and
  Unrealized Appreciation
  on Investments:
  Net realized gain                                187               373
  Net unrealized appreciation:
    Beginning of period                          5,851             7,054
    End of period                                6,951             7,516
      Net change in unrealized
        appreciation                             1,100               462
  Net realized gain and change
    in unrealized appreciation                   1,287               835

Net Increase in Net Assets
  Resulting from Operations                     $3,455            $3,288

See Notes to Financial Statements

Statement of Changes in Net Assets

The Tax-Exempt
Fund of Maryland

                                                (dollars in thousands)
                                         Six Months Ended     Year Ended
                                       January 31, 1998<F1>  July 31, 1997

Operations:
  Net investment income                        $ 2,168           $ 4,135
  Net realized gain on investments                 187               561
  Net change in unrealized appreciation
    on investments                               1,100             2,812
    Net increase in net assets
      resulting from operations                  3,455             7,508

Dividends and Distributions
  Paid to Shareholders:
  Dividends from net investment
    income                                     (2,168)           (4,135)
  Distributions from net realized gain
    on investments                               (642)                 -
    Total dividends and distributions          (2,810)           (4,135)

Capital Share Transactions:
  Proceeds from shares sold:
    553,203 and 717,812 shares,
    respectively                                 8,863            11,169
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and distributions
    of net realized gain on investments:
    119,222 and 163,465 shares,
    respectively                                 1,900             2,544
  Cost of shares repurchased:
    255,248 and 671,863 shares,
    respectively                               (4,073)          (10,456)
    Net increase in net assets
      resulting from capital share
      transactions                               6,690             3,257

Total Increase in Net Assets                     7,335             6,630

Net Assets:
  Beginning of period                           86,657            80,027
  End of period                                $93,992           $86,657

<F1> Unaudited
See Notes to Financial Statements

Statement of Changes in Net Assets

The Tax-Exempt
Fund of Virginia
                                                (dollars in thousands)
                                         Six Months Ended     Year Ended
                                       January 31, 1998<F1>  July 31, 1997

Operations:
  Net investment income                     $    2,453        $    4,680
  Net realized gain on investments                 373               118
  Net change in unrealized appreciation
    on investments                                 462             3,502
    Net increase in net assets
      resulting from operations                  3,288             8,300

Dividends and Distributions
  Paid to Shareholders:
  Dividends from net investment
    income                                     (2,453)           (4,680)
  Distributions from net realized gain
    on investments                               (244)                 -
    Total dividends and distributions          (2,697)           (4,680)

Capital Share Transactions:
  Proceeds from shares sold:
    424,716 and 1,037,170 shares,
    respectively                                 6,924            16,514
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and
    distributions of net realized
    gain on investments:
    98,249 and 168,347 shares,
    respectively                                 1,601             2,677
  Cost of shares repurchased:
    275,924 and 798,604 shares,
    respectively                               (4,495)          (12,694)
    Net increase in net assets
      resulting from capital share
      transactions                               4,030             6,497

Total Increase in Net Assets                     4,621            10,117

Net Assets:
  Beginning of period                          100,609            90,492
  End of period                               $105,230          $100,609

[FN]
<F1> Unaudited

See Notes to Financial Statements

Notes to Financial Statements

1. The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital. The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

        Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality, and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trust's Board.

        As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the Trust purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

2. It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of January 31, 1998, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland Fund aggregated $6,951,000, of which $6,961,000 related to appreciated securities and $10,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $7,516,000, of which $7,545,000 related to appreciated securities and $29,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 1998. The cost of portfolio securities for book and federal income tax purposes was $88,776,000 and $100,056,000 for the Maryland and Virginia Funds, respectively, at January 31, 1998.

3. Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $88,000 and $99,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC for business management services. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $19,000 and $14,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.

     Fees of $109,000 and $123,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

     Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts and reimbursements to American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, for its activities and expenses related to the sale of Fund shares or servicing of shareholder accounts. During the six months ended January 31, 1998, distribution expenses under the Plan were $110,000 and $118,000, including accrued and unpaid expenses of $34,000 and $37,000, for the Maryland and Virginia Funds, respectively.

     AFD has informed the Funds that it has received $19,000 and $30,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.

     American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $15,000 and $18,000, respectively.

     Trustees who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of January 31, 1998, aggregate amounts deferred and earnings thereon were $11,000 each for the Maryland and Virginia Funds.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4.  As of January 31, 1998:
                                         The Tax-Exempt    The Tax-Exempt
                                        Fund of Maryland  Fund of Virginia
  Accumulated undistributed net
    realized gain on investments              $   106,000     $   243,000
  Paid-in capital                              86,935,000      97,471,000
  Purchases and sales of
    investment securities,
    excluding short-term
    securities, during the
    six months ended
    January 31, 1998:
      Purchases                               11,523,000        9,161,830
      Sales                                     4,325,000       6,603,749

     Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fee of $1,000 for each of the Maryland and Virginia Funds was paid by these credits rather than in cash.

The Tax-Exempt Fund of Maryland

Per-Share Data and Ratios

                          Six Months
                             Ended             Year Ended July 31
                          1/31/98<F1>   1997   1996   1995    1994   1993
Net Asset Value,
  Beginning of Period       $16.02     $15.39 $15.29 $15.00  $15.53 $15.22
Income from Investment
  Operations:
  Net investment income        .39        .79    .80    .80     .76    .79
  Net realized and
    unrealized gain (loss)
    on investments             .23        .63    .10    .29    (.53)   .31
    Total income from
      investment operations    .62       1.42    .90   1.09     .23   1.10

Less Distributions:
  Dividends from net
    investment income         (.39)      (.79)  (.80)  (.80)   (.76)  (.79)
  Distributions from net
    realized gains            (.12)      -      -      -       -      -
    Total distributions       (.51)      (.79)  (.80)  (.80)   (.76)  (.79)

Net Asset Value,
  End of Period             $16.13     $16.02 $15.39 $15.29  $15.00 $15.53

Total Return<F2>              3.96%<F3>  9.52%  5.95%  7.58%   1.42%  7.44%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)       $94        $87   $80     $75     $75    $64
  Ratio of expenses to
    average net assets         .41%<F3>   .82%   .81%   .78%    .75%   .83%
  Ratio of net income to
    average net assets        2.44%<F3>  5.08%  5.14%  5.38%   4.90%  5.12%
  Portfolio turnover rate     5.04%<F3> 15.27% 16.01% 20.91%  10.01%  9.05%

[FN]
<F1> Unaudited
<F2> Excludes maximum sales charge of 4.75%.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.

The Tax-Exempt Fund of Virginia

Per-Share Data and Ratios

                          Six Months
                             Ended             Year Ended July 31
                          1/31/98<F1>   1997   1996   1995    1994   1993

Net Asset Value,
  Beginning of Period       $16.37     $15.77 $15.79 $15.49  $16.01 $15.72

Income from Investment
  Operations:
  Net investment income        .39        .80    .81    .83     .80    .82
  Net realized and
    unrealized gain (loss)
    on investments             .13        .60    .03    .30    (.52)   .29
    Total income from
      investment operations    .52       1.40    .84   1.13     .28   1.11

Less Distributions:
  Dividends from net
    investment income         (.39)      (.80)  (.81)  (.83)   (.80)  (.82)
  Distributions from
    net realized gains        (.04)      -      (.05)  -       -      -
    Total distributions       (.43)      (.80)  (.86)  (.83)   (.80)  (.82)

Net Asset Value,
  End of Period             $16.46     $16.37 $15.77 $15.79  $15.49 $16.01


Total Return<F2>              3.28%<F3>  9.10%  5.46%  7.56%   1.74%  7.29%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)      $105       $101    $90   $92     $93     $80
  Ratio of expenses to
    average net assets         .40%<F3>   .81%   .79%   .79%    .78%   .84%
  Ratio of net income to
    average net assets        2.40%<F3>  4.99%  5.11%  5.37%   5.04%  5.18%
  Portfolio turnover rate     6.65%<F3> 18.41% 27.34% 32.18%   2.36%  4.96%

[FN]
<F1> Unaudited
<F2> Excludes maximum sales charge of 4.75%.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.

The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust

Stephen Hartwell
Chairman Emeritus of the Trust

Harry J. Lister
President of the Trust

Cyrus A. Ansary

Jean Head Sisco

T. Eugene Smith

Stephen G. Yeonas

Other Officers

Howard L. Kitzmiller
Senior Vice President, Secretary/
Treasurer of the Trust

Lois A. Erhard
Vice President of the Trust

Michael W. Stockton
Assistant Vice President, Assistant
Secretary and Assistant Treasurer of the Trust

J. Lanier Frank
Assistant Vice President of the Trust

Office of the Funds and of the Business Manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443
135 South State College Boulevard
Brea, CA 92821-5804

Transfer Agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal Underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

For information about your account or any of the Funds' services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

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The American Funds Group(R)
This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

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TEFMD/TEFVA-013-0398             Printed on recycled paper